File No. 33-08214

811-04813

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                           [X]

Pre-Effective Amendment No.                                                                                                                                                      [  ]

Post-Effective Amendment No. 156                                                                                                                                              [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                   [X]

Amendment No. 156                                                                                                                                                                    [X]

(Check appropriate box or boxes.)

Dreyfus Investment Funds

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Janette Farragher, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X         immediately upon filing pursuant to paragraph (b)

---        on (date) pursuant to paragraph (b)

__        60 days after filing pursuant to paragraph (a)(1)

----       on (date) pursuant to paragraph (a)(1)

---        75 days after filing pursuant to paragraph (a)(2)

---        on     (date)      pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

---        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant’s Registration Statement on Form N-1A relates to Dreyfus/Standish Fixed Income Fund, Dreyfus/Standish Global Fixed Income Fund and Dreyfus/Standish International Fixed Income Fund and does not affect the Registration Statement of the series listed below.

Dreyfus/The Boston Company Emerging Markets Core Equity Fund

Dreyfus/The Boston Company Large Cap Core Fund

Dreyfus/The Boston Company Small Cap Growth Fund

Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

Dreyfus/The Boston Company Small Cap Value Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Dreyfus/Standish Intermediate Tax Exempt Bond Fund

Dreyfus/Newton International Equity Fund

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 2nd day of May, 2012.

THE DREYFUS INVESTMENT FUNDS

                              BY:   /s/J. Bradley J. Skapyak *

                                       /s/J. Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Bradley J. Skapyak*                        President                                                          5/2/12

Bradley J. Skapyak

/s/James Windels*                               Treasurer                                                          5/2/12

James Windels

/s/Joseph S. DiMartino*                      Trustee, Chairman of the Board                         5/2/12

Joseph S. DiMartino

/s/James M. Fitzgibbons*                    Trustee                                                              5/2/12

James M. Fitzgibbons

/s/Kenneth A. Himmel*                       Trustee                                                              5/2/12

Kenneth A. Himmel

/s/Stephen J. Lockwood*                    Trustee                                                             5/2/12

Stephen J. Lockwood

/s/Roslyn M. Watson*                         Trustee                                                             5/2/12

Roslyn M. Watson

/s/Benaree Pratt Wiley*                      Trustee                                                              5/2/12

Benaree Pratt Wiley

/s/Francine J. Bovich*                         Trustee                                                              5/2/12

Francine J. Bovich

*By:    /s/James Bitetto

Attorney-in-Fact

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase